Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0001589526
Registrant Name	Blue Bird Corp
Registration File Number	333-284017
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES